Income Taxes - Temporary Differences in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Deferred tax assets	$ 3,910	$ 3,878
Deferred tax liabilities	286	281
Net deferred tax asset	$ 3,624	$ 3,597